EMPLOYEE BENEFITS	12 Months Ended
Mar. 31, 2020
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

Note 14– EMPLOYEE BENEFITS

The Company has made the required employee benefit contribution in accordance with relevant rules and regulations in the PRC. Such contribution includes funding for retirement insurance, unemployment insurance, medical insurance, work injury insurance and maternity insurance. The Company recorded the contribution in the salary and employee charges at specified percentages of the salaries, bonuses and certain allowances of its employees, up to a maximum amount specified by the local government. The contributions made by the Company were US$1,129,186,  US$2,187,910 and US$1,956,917 for the years ended March 31, 2020, 2019 and 2018, respectively.